PROSPECTUS
                                                            Dated March 30, 2004









                         VERACITY SMALL CAP VALUE FUND













The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a crime.

                                 Veracity Funds
                          9900 Corporate Campus Drive
                                   Suite 3000
                              Louisville, KY 40223
                                 1-866-896-9292

                                TABLE OF CONTENTS

THE BASICS
The Fund's Investment Objective and Principal Investment Strategies.......... 3
The Principal Risks of Investment............................................ 4
The Fund's Past Performance History.......................................... 5
The Costs of Investing in the Fund........................................... 5
An Example of Fund Expenses Over Time........................................ 6

WHO MANAGES THE FUND
The Investment Advisor....................................................... 6
The Fund Managers............................................................ 7
The Investment Management Agreement.......................................... 7

HOW TO BUY AND SELL SHARES
How Shares Are Priced Each Day............................................... 8
How To Invest in the Fund.................................................... 8
How To Sell (Redeem) Your Shares.............................................12

MISCELLANEOUS INFORMATION
Dividends and Distributions..................................................14
Tax Considerations...........................................................14
General Information..........................................................15
Privacy Policy...............................................................17
For More Information...............................................  back cover

THE BASICS
================================================================================

THE FUND'S INVESTMENT OBJECTIVE & PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve long-term capital growth. The Fund's investment objective is not fundamental and may be changed upon 60 days notice to shareholders.

The Fund attempts to achieve its investment objective by:

     o normally investing at least 80% of its assets in the common stocks of U.S. domestic companies with market capitalizations of less than $2 billion at the time of investment;

     o normally investing in companies that appear to be under priced according to certain financial measurements of their intrinsic worth or business prospects; and

     o holding a broad number of securities in the portfolio, e.g., stocks of 100 to 150 companies.

Integrity Asset Management, LLC (founded in June, 2003), the Fund's investment advisor, chooses the common stocks in which the Fund will invest by employing a value-oriented approach that focuses on stocks that offer prudent value with improving sentiment. The advisor finds these stocks by rigorously analyzing the company's financial characteristics, assessing the quality of the company's management, and reviewing company management's past implementation of its valuation discipline. The advisor also analyzes screening criteria such as comparative price-to-book, price-to-sales and price-to-cash flow. The advisor further narrows the universe of acceptable investments by undertaking intensive research, including interviews with the company's top management, customers and suppliers.

The advisor bases a common stock's value on its future stream of anticipated cash flows. Using a cash flow analysis, the advisor determines those stocks with the most attractive return potential from this universe.

Generally, the advisor prefers to hold a broad number of securities in the portfolio to provide adequate diversification.

The advisor regularly reviews the Fund's investments, and will sell securities when the advisor believes they are no longer attractive because of price appreciation, the fundamental outlook of the company has changed significantly and/or alternatives that are more attractive are available.

The Fund generally invests for the long term and will, except for abnormal market conditions, stay at least 80% invested in the common stocks of U.S. domestic companies with market capitalizations of less than $2 billion at the time of investment (Note: This investment strategy is not fundamental and may be changed upon 60 days notice to shareholders). However, under abnormal market or economic conditions, the management team may adopt a temporary defensive investment position in the market with respect to the Fund. When such a position is assumed, cash reserves may be a significant percentage (up to 100%) of the Fund's total net assets, and during times when the Fund holds a significant portion of its net assets in cash, the Fund will not achieve its investment objectives and its performance may be negatively affected as a result.

THE PRINCIPAL RISKS OF INVESTMENT

RISKS IN GENERAL
You could lose money investing in the Fund. When you sell Fund shares, they may be worth less than what you paid for them because the values of Fund investments vary from day-to-day, reflecting changes in overall market conditions and the conditions of individual securities held by the Fund. Economic growth and market conditions, interest rate levels, and political events are among the multitude of factors affecting the prices of the securities in which the Fund invests on a day-to-day basis.

Further, the Fund's advisor may not accurately predict the direction of the market as a whole and/or may select stocks that under perform the market or their peers. As a result, their investment decisions may not accomplish what they were intended to achieve.

RISKS OF INVESTING IN COMMON STOCKS
The Fund invests primarily in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. Those risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Many factors affect an individual company's performance, such as the strength of its management or the demand for its product or services. You should be aware that the value of a company's share price might decline as a result of poor decisions made by management or lower demand for the company's products or services, or for no readily apparent reason at all. In addition, a company's share price may also decline if its earnings or revenues fall short of marketplace expectations.

There are overall stock market risks that may also affect the value of the Fund. Over time, the stock markets tend to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of a Fund's investments may decrease more than the stock markets in general.

SMALLER COMPANY INVESTMENT RISK
Investing in Small Cap companies often involves greater risk than investing in larger companies. Small Cap companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of Small Cap companies, therefore, tend to be more volatile than the securities of larger, more established companies. Small Cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a Small Cap company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

TEMPORARY DEFENSIVE POSITION RISK
Under adverse market conditions, each Portfolio could invest some or all of its assets in money market securities. Although the Portfolio would invest in this manner for defensive purposes, it could reduce the benefit of any upswing in the market. During such periods, the Fund will not be investing in accordance with and may not achieve its investment objective.

"VALUE" INVESTING RISK
The Fund invests in companies that appear to be value-oriented companies. If the Fund's perceptions of a company's inherent value are wrong, the securities purchased may not perform as expected, reducing the Fund's return. Further, "value" stocks, in general, may lose favor in the market and under perform other types of securities.

PORTFOLIO  TURNOVER  RISK
The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. High portfolio turnover rates may lower performance due to increased costs and may also result in the realization of capital gains, resulting in negative tax consequences to shareholders, as it is likely that most of such gains would be short term gains.

ADVISOR  RISK
Integrity Asset Management, LLC was founded in June, 2003 and is a relatively new firm. The firm is serving as investment manager for the first time, which may result in additional risk to the Fund.

NEW  FUND  RISK
This is a new Fund without an operating history, which may result in additional risk. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. A liquidation can be initiated by the Board of Trustees without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders. You should consider your own investment goals, time horizon, and risk tolerance before investing in any Fund.

THE FUND'S PAST PERFORMANCE HISTORY
Because this is a new Fund that has not completed a full calendar year of operations, a performance bar chart and table describing the Fund's annual performance and comparing that performance to appropriate indices is not yet available.

THE COSTS OF INVESTING IN THE FUND
The following tables describe the expenses and fees that you may pay if you buy and hold shares of the Fund.

                               SHAREHOLDER FEES:
                   (fees paid directly from your investment)
================================================================================
Maximum  Sales  Charge  (Load)  Imposed on  Purchases..................  None
Maximum Deferred  Sales  Charge  (Load) ...............................  None
Maximum  Sales  Charge  (Load)  Imposed on Reinvested
Dividends And other Distributions......................................  None
Redemption Fees1....................................................... 2.00%
================================================================================

                        ANNUAL FUND OPERATING EXPENSES:
                 (expenses that are deducted from Fund assets)
================================================================================
Management Fees2....................................................... 1.00%
Distribution & Servicing (12b-1) Fees3................................. 0.25%
Other Expenses4........................................................ 0.25%
                                                                       ------
Total Annual Fund Operating Expenses................................... 1.50%
                                                                       ------
================================================================================

1 The Custodian may charge a fee (currently $15) on amounts redeemed and sent to you by wire transfer. Also, the Fund will charge a 2.00% redemption fee for any shares redeemed within 60 days of purchase. For more information please reference the "Redemption Fee" discussion on page 13 of this Prospectus.

2 Management fees are paid for investment advisory and portfolio management services to the Fund as provided by the Investment Advisor, Integrity Asset Management, LLC.

3 The Trust's Board of Trustees has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940 for the Fund. You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers due to the recurring nature of Distribution (12b-1) fees.

4 Because this is a new Fund, Other Expenses are based on estimated amounts for the Fund's initial fiscal year and are good faith estimates. The Investment Advisor has contractually agreed to waive receipt of its fees and/or reimburse certain expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes and extraordinary expenses) in order to attempt to maintain the Fund's Total Annual Fund Operating Expenses at a level not to exceed 1.50% for the Fund's first year of operations. There can be no assurance that the Investment Advisor will renew such obligation in future years. In the event that the Investment Advisor does waive fees and/or reimburse expenses, the Fund has entered into an expense recapture agreement with the Investment Advisor which allows the Investment Advisor to recover such outlays for a period of not greater than three years, but only if such recoveries do not cause the Fund's expense ratio to exceed 1.50%.

AN EXAMPLE OF FUND EXPENSES OVER TIME
The following example is intended to help you compare the cost of investing in this Fund versus the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                        One Year           Three Years
                          $153                $474

If you did not redeem your shares, your costs under this example would be the same. The example above does not give effect to any expense waiver reimbursement agreement between the Fund and Investment Advisor.

WHO MANAGES THE FUND
================================================================================
THE INVESTMENT ADVISOR
Integrity Asset Management, LLC (the "Advisor"), 9900 Corporate Campus Drive, Suite 3000, Louisville, KY 40223, serves as investment advisor to the Veracity Small Cap Value Fund (the "Fund") under a written agreement with Veracity Funds (the "Trust"). The Fund's non-public (initial) shareholders have approved the agreement. The Advisor is a recently formed Delaware limited liability company doing business and registered with the Securities and Exchange Commission ("SEC") as an investment advisor. Although the principals of the Advisor have extensive investment advisory experience, the Advisor has not previously operated as an investment advisory company.

The Advisor is responsible for the overall investment operations of the Fund; it provides investment advisory services to the Fund and is primarily responsible to the Board for the conduct of the Fund's investment activities. The Advisor will prepare quarterly reports to the Board concerning the investment activities of the Fund (or more frequently if the Board requires). The Advisor is responsible for ensuring that the Fund is managed in accordance with its investment objectives and restrictions, is responsible for reporting any deviations to the Board and for taking such corrective actions as the Board may direct.

THE FUND MANAGERS

The Advisor employs a team of investment professionals to choose the investments for the Fund. The lead managers of the investment team are:

Daniel G. Bandi, CFA.--Mr. Bandi is Chief Investment Officer for Value Equities and is a Principal of the Advisor. Mr. Bandi has been with the Advisor since shortly after its formation in 2003. Prior to joining the Advisor, Mr. Bandi was Managing Director of Equity Investments for National City Investment Management Co. from 1998 to 2003. Mr. Bandi earned his Bachelor of Arts degree in Economics from the University of Pittsburgh in 1987, and an MBA in Finance from Texas A&M University at Commerce, in 1990.

Adam I. Friedman--Mr. Friedman is Senior Portfolio Manager and is a Principal of the Advisor. Mr. Friedman has been with the Advisor since shortly after its formation in 2003. Prior to joining the Advisor, Mr. Friedman was Senior Portfolio Manager for National City Investment Management Co. from 1998 to 2003. Mr. Friedman earned his Bachelor of Science degree in Psychology/Pre-Med from the University of Maryland in 1987, and an MBA in Finance from Case Western University in 1990.

Daniel J. DeMonica, CFA.--Mr. DeMonica is Senior Portfolio Manager and is a Principal of the Advisor. Mr. DeMonica has been with the Advisor since shortly after its formation in 2003. Prior to joining the Advisor, Mr. DeMonica was a Portfolio Manager and Security Analyst for National City Investment Management Co. from 1997 to 2003. Mr. DeMonica earned his Bachelor of Arts degree in Finance from Indiana University in 1994, and an MBA in Finance from Case Western University in 2000.

THE INVESTMENT MANAGEMENT AGREEMENT
For its services to the Fund, the Advisor receives a fee from the Fund at an annual rate equal to 1.00%, calculated daily and paid monthly, based on the average daily net assets of the Fund. Under the terms of the Investment Management Agreement with the Trust, the Advisor is obligated to waive receipt of its fees and/or reimburse expenses of the Fund to the extent necessary to maintain the Fund's overall total annual expense ratio at not greater than 1.50%. This contractual obligation expires after the Fund's first year of operations, but may be renewed for additional time periods by mutual agreement.


The Advisor has concurrently entered into an agreement with the Fund to recover expenses waived and/or reimbursed on behalf of the Fund, but only for a period of three years after the expense is waived and/or reimbursed, and only if such recovery will not cause the Fund's expense ratio to exceed 1.50% annually.

HOW TO BUY AND SELL SHARES
================================================================================
HOW SHARES ARE PRICED EACH DAY
The price you pay for a share of the Fund, and the price you receive upon selling or redeeming a share of the Fund, is based upon the Fund's net asset value ("NAV"). The NAV is calculated by taking the total value of the Fund's assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent:

           Net Asset Value  =  Total Assets - Total Liabilities
                               --------------------------------
                               Number of Shares Outstanding

The NAV is generally calculated as of the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) every day the NYSE is open. All purchases, redemptions or reinvestments of Fund shares will be priced at the next NAV calculated after your order is received by the Fund's transfer agent, Ultimus Fund Solutions, LLC, 135 Merchant Street, Suite 230, Cincinnati, OH 45246 (the "Transfer Agent"). If you purchase, redeem or re-invest Fund shares directly through the Fund, then your order must be placed with the Transfer Agent prior to the close of trading on the NYSE in order to be confirmed for that day's NAV. The Fund's investments are valued at market value or, if a market quotation is not readily available, at the fair value determined in good faith by the Advisor, subject to the review and oversight of the Funds' Board of Trustees. The Fund may use an independent pricing service to determine market value.

HOW TO INVEST IN THE FUND
The Fund offers only No-Load shares to the public. No-load Shares are sold at net asset value without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund. The shares do impose an ongoing distribution and shareholder servicing fee equal to an annual rate of 0.25%. Your purchase of Fund shares is subject to the following minimum investment amounts:

                    MINIMUM
                  INVESTMENT       SUBSEQUENT
               TO OPEN ACCOUNT     INVESTMENTS
                   $250,000          $5,000

The Fund's advisor reserves the right to waive the minimum investment amounts.

All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. No cash, credit cards, or third party checks will be accepted. A $25 fee will be charged against your account for any payment check returned to the Transfer Agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account, or other reasons.

If a check does not clear your bank or the Fund is unable to debit your pre-designated bank account on the day of purchase, the Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. The Fund (or its agent) has the authority to redeem shares in your account(s) from the Fund to cover any resulting losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund. If the cancellation causes a loss, any broker involved in the transaction will bear initial responsibility for such loss, with the Fund only bearing the loss if no other party is available.

Your investment in the Fund should be intended to serve as a long-term investment vehicle. The Fund is not designed to provide you with a means of speculating on short-term fluctuations in the stock market. The Fund reserves the right to reject any purchase request that it regards as disruptive to its efficient management, which includes investors with a history of excessive trading. The Fund also reserves the right to stop offering shares at any time.

OPENING  AND ADDING TO YOUR  ACCOUNT
You can invest in the Fund by mail, wire transfer, and through participating financial services professionals. After you have established your account, you may also make subsequent purchases by telephone. You may also invest in the Fund through an automatic payment plan. Any questions you may have can be answered by calling the Fund, toll free, at 1-866-896-9292.

PURCHASES THROUGH FINANCIAL SERVICES ORGANIZATIONS
You may purchase shares of the Fund through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, you should note that such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility for transmitting purchase orders and funds, and for crediting their customers' accounts in a timely manner in accordance with their customer agreements and this Prospectus.

PURCHASING SHARES BY MAIL

To purchase shares by mail, simply complete the Account Application included with this Prospectus, make a check payable to Veracity Funds, and mail the Application and check:

via U.S. mail to:
                                 Veracity Funds
                        c/o Ultimus Fund Solutions, LLC
                                 P.O. Box 46707
                           Cincinnati, OH 45246-0707

or by overnight courier service to:

                                 Veracity Funds
                        c/o Ultimus Fund Solutions, LLC
                         135 Merchant Street, Suite 230
                              Cincinnati, OH 45246

Your purchase order, if accompanied by payment, will be processed upon receipt by the Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading on the NYSE (currently 4:00 p.m. East Coast time), your shares will be purchased at the Fund's NAV calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the NAV determined as of the close of regular trading on the next business day.

PURCHASING SHARES BY WIRE TRANSFER

To make an initial purchase of shares by wire transfer, take the following steps:

     1.   Call 1-866-896-9292 to inform us that a wire is being sent.

     2.   Obtain an account number from the Transfer Agent.

     3. Fill out, fax (513-587-3438), then mail the Account Application to the Transfer Agent.

     4.   Ask your bank to wire funds to the account of:

                  U.S. Bank, N.A. ABA # 042000013
                  For Credit to Veracity Funds
                  Acct # 130100789267
                  For further credit to Shareholder Acct #, Shareholder Name Include taxpayer identification number for new accounts.

Include your name(s), address, and taxpayer identification number or Social Security number on the wire. The wire should state that you are opening a new Fund account.

To make subsequent purchases by wire, call the Transfer Agent at 1-866-896-9292 and ask your bank to wire funds using the instructions listed above. Be sure to include your account number on the wire transfer instructions.

If you purchase Fund shares by wire, you must complete and file an Account Application with the Transfer Agent before any of the shares purchased can be redeemed. Either fill out and mail the Account Application form included with this prospectus, or call the Transfer Agent and they will send you an application. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending money by wire, including any charges that your bank may make for these services.

AUTOMATIC INVESTMENT PLAN
You may purchase shares of the Fund through an Automatic Investment Plan. The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Fund. You can take advantage of the plan by filling out the Automatic Investment Plan section of the Account Application included with this prospectus. You may only select this option if you have an account maintained at a domestic financial institution which is an Automated Clearing House ("ACH") member for automatic withdrawals under the plan. The Fund may alter, modify, amend or terminate the Plan at any time, but will notify you at least thirty (30) days beforehand if they do so. For more information, call the Transfer Agent at 1-866-896-9292.

TELEPHONE  PURCHASES
In order to purchase shares by telephone, your account authorizing such purchases must have been established prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the per share NAV determined at the close of business on the day that the Transfer Agent receives payment through the ACH. Call the Transfer Agent for details.

You may make purchases by telephone only if you have an account at a bank that is a member of the ACH. Most transfers are completed within three business days of your call. To preserve flexibility, the Funds may revise or eliminate the ability to purchase Fund shares by phone, or may charge a fee for such service, although the Funds do not currently expect to charge such a fee.

The Transfer Agent employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming reasonable procedures such as the above have been followed, neither the Transfer Agent nor the Fund will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Fund shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Fund and/or the Transfer Agent failed to follow procedures reasonably designed to prevent losses. However, if the Fund and/or the Transfer Agent fail to follow such procedures, it/they may be liable for such losses.

MISCELLANEOUS PURCHASE INFORMATION
The Fund reserves the right to reject applications for shares under circumstances or in amounts considered disadvantageous to shareholders. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment must be made by wire transfer or check drawn on a U.S. bank, savings & loan, or credit union. The custodian will charge a $20.00 fee against your account, in addition to any loss sustained by the Fund, for any payment check returned to the custodian for insufficient funds.

If you place an order for Fund shares through a securities broker, and you place your order in proper form before 4:00 p.m. East Coast time on any business day in accordance with their procedures, your purchase will be processed at the NAV calculated at 4:00 p.m. on that day. The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days for the order. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers and dealers may, in turn, designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order, but only if such broker or designee receives the order by 4:00 p.m. East Coast Time on the same day. Customer orders received in such manner will be priced at the Fund's NAV next computed after they are received by an authorized broker or the broker's authorized designee. Customer orders received after 4:00 p.m. East Coast Time will be processed on the next business day.

Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder's social security number or other taxpayer identification number, the Fund will be required to withhold a percentage, currently 28%, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure.

        IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT
TO HELP THE GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS, WHICH INCLUDES MUTUAL FUNDS, TO OBTAIN, VERIFY AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT. ACCORDINGLY, WHEN YOU OPEN AN ACCOUNT WITH THE TRUST, WE WILL ASK FOR YOUR NAME, DATE OF BIRTH, AND OTHER INFORMATION THAT WILL ALLOW US TO IDENTIFY YOU. WE MAY ALSO ASK FOR OTHER IDENTIFYING DOCUMENTS OR INFORMATION. IF YOU FAIL TO PROVIDE US WITH REQUESTED INFORMATION, WE MAY BE UNABLE TO OPEN YOUR ACCOUNT, OR MAY HAVE TO CLOSE YOUR RECENTLY OPENED ACCOUNT, OR RESTRICT ACTIVITY IN YOUR ACCOUNT UNTIL THE REQUESTED INFORMATION IS PROVIDED.

DISTRIBUTION  FEES
The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan") for the Fund, pursuant to which the Fund would pay the Advisor a monthly fee for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of the Fund's average daily net assets. The Advisor may, in turn, pay such fees to third parties for eligible services provided by those parties to the Fund.

The Board adopted the 12b-1 Plan so that the Fund would have available sufficient resources to pay third parties who provide eligible services to the Fund.

You should be aware that if you hold your shares for a substantial period of time afterwards, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers due to the recurring nature of Distribution (12b-1) fees.

Should the Fund ever terminate the 12b-1 Plan, the resulting decrease in overall expenses borne by the Fund would make it more likely that the Advisor would be able to recover advanced expenses or fees waived under its expense recovery agreement. Further, any overall reduction in Fund expenses would make it more likely that the Advisor would be able to recover advanced expenses or fees waived under its expense recovery agreement.

HOW TO SELL (REDEEM) YOUR SHARES
You may sell (redeem) your shares at any time. You may request the sale of your shares either by mail or by telephone.

BY MAIL

Redemption  requests  should be mailed via U.S. mail to:

                                 Veracity Funds
                        c/o Ultimus Fund Solutions, LLC
                                 P.O. Box 46707
                           Cincinnati, OH 45246-0707

or by overnight courier service to:

                                 Veracity Funds
                        c/o Ultimus Fund Solutions, LLC
                         135 Merchant Street, Suite 230
                              Cincinnati, OH 45246

The selling price of the shares being redeemed will be the Fund's per share NAV next calculated after receipt of all required documents in "Good Order." "Good Order" means that the request must include:

     1.   Your account number;

     2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed;

     3. The signatures of all account owners exactly as they are registered on the account;

     4.   Any required signature guarantees; and

     5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

REDEMPTION  FEE
A redemption fee of 2% of the dollar value of the shares redeemed, payable to the Fund, is imposed on any redemption or exchange of shares within 60 days of the date of purchase. No redemption fee will be imposed on the redemption of shares representing reinvested dividends or capital gains distributions, or on amounts representing capital appreciation of shares. In determining whether a redemption fee is applicable to a particular redemption, it is assumed that the redemption is first of shares acquired pursuant to the reinvestment of dividends and capital gains distributions, and next of other shares held by the shareholder for the longest period of time.

SIGNATURE GUARANTEES
A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

     (i)  if you change the ownership on your account;

     (ii) when you want the redemption proceeds sent to a different address than is registered on the account;

     (iii)if the proceeds are to be made payable to someone other than the account's owner(s);

     (iv) any redemption transmitted by federal wire transfer to an account other than your pre-designated bank account; and

     (v) if a change of address request has been received by the Fund or Transfer Agent within 30 days previous to the request for redemption.

In addition, signature guarantees are required for all redemptions of $25,000 or more from any Fund shareholder account. A redemption will not be processed until the signature guarantee, if required, is received in "Good Order."

Signature guarantees are designed to protect both you and the Fund from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange, other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words "Signature Guarantee."

BY TELEPHONE
You may redeem shares having a value of less than $25,000 by calling the Transfer Agent at 1-866-896-9292. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Funds or the Transfer Agent within 30 days previous to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Transfer Agent by telephone, shares may be redeemed by delivering the redemption request in person or by mail. You should understand that, with the telephone redemption option, you may be giving up a measure of security that you might otherwise have had were you to redeem your shares in writing. In addition, interruptions in telephone service may mean that you will be unable to effect a redemption by telephone if desired.

If you purchase your shares by check and then redeem your shares before your check has cleared, the Fund may hold your redemption proceeds until your check clears, or for 15 days from the date of purchase, whichever comes first.

BY WIRE
You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. The Custodian may charge a fee (currently $15) for outgoing wires.

MISCELLANEOUS  INFORMATION
================================================================================

DIVIDENDS AND DISTRIBUTIONS
Dividends paid by the Fund are derived from the Fund's net investment income. Net investment income, if any, will be distributed at least annually. The Fund's net investment income is made up of dividends received from the stocks and other securities it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

The Fund realizes capital gains when it sells a security for more than it paid for it. The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards) generally once each year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the Fund. You may change the manner in which your dividends are paid at any time by writing to the Transfer Agent at the address shown above.

TAX CONSIDERATIONS
The Fund intends to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities, and distribute substantially all of such income to its shareholders at least annually.

The Fund
intends to distribute to shareholders, at least annually, usually in December, substantially all net investment income and any net capital gains realized from sales of the portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

Dividends from net investment income and net short-term capital gains are generally taxable to you as ordinary income. Distributions of net long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Funds.

You will be advised annually of the source of distributions for federal income tax purposes.

If you fail to furnish your social security or other tax identification number or to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 28% (backup withholding) from your dividend, capital gain, and redemption payments. Dividend and capital gain payments may also be subject to backup withholding if you fail to certify properly that you are not subject to backup withholding due to the under-reporting of certain income.

Taxable distributions generally are included in your gross income for the taxable year in which they are received. However, dividends declared in October, November, and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. You should consult a tax advisor regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

GENERAL  INFORMATION
The Fund will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.

In reports, other communications to investors, or advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance. The Fund may also, from time to time, compare its performance to one or more appropriate indices.

According to the law of Delaware under which the Trust is organized and the Trust's Declaration of Trust and by-laws, the Fund is not required to hold an annual meeting of shareholders unless required to do so under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, the Fund will not hold annual shareholder meetings unless required to do so under the 1940 Act. Shareholders do have the right to call a meeting of shareholders for the purpose of voting to remove directors. The Fund will render assistance to shareholders in connection with their efforts to arrange a shareholder meeting as required under Section 16(c) 1940 Act, as amended.

The Board of Trustees of the Fund has approved a Code of Ethics (the "Code") for the Fund and Advisor. The Trust's Principal Underwriter has also adopted a Code of Ethics which governs its activities as an Underwriter. These Codes govern the personal activities of persons who may have knowledge of the investment activities of the Fund, requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Fund. The Board is responsible for overseeing the implementation of the Codes. The Fund has filed copies of each Code with the Securities and Exchange Commission. Copies of the Codes of Ethics may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The Codes are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.










                  [Remainder of Page Left Intentionally Blank]

--------------------------------------------------------------------------------
PRIVACY POLICY
================================================================================
Your personal privacy is important. At Veracity Funds (the "Funds"), including our subsidiaries and affiliated entities, we recognize that whether you are an existing customer or are considering a relationship with us, you have an interest in how we collect, retain and use information about you and your
relationship   with  us.

We are committed to protecting your confidential information. We do this by maintaining standards and procedures designed to prevent the accidental disclosure of such information and/or its misuse. Our Customer Privacy Policy , which outlines how we accomplish the protection of your information, is set forth below.

                             INFORMATION COLLECTION

We may collect "non-public personal information" about you from the following sources:
     o Information we receive from you on Account Applications and other account forms you provide to us;
     o Information about your transactions with us, our affiliates, and other entities;
     o Information we receive from third parties, such as credit bureaus, the IRS, and others.
"Non-public personal information" is non-public information about you that we obtain in connection with providing a financial product or service to you. For example, non-public personal information includes information regarding your account balance, shares held, which funds you own, your investment history, etc.

                           INFORMATION USE & SHARING
                               WITH THIRD PARTIES
We are permitted under law to share information about our experiences or transactions with you or your account (such as your account balance, shares owned, and investment history) with affiliates. We may also share additional information about you or your account (such as information we receive from account applications and other correspondence) with our affiliates. We do not disclose information to our affiliates that does not directly relate to our or our affiliates' experiences or transactions with your account.

We are also permitted under law to disclose non-public information about you to "non-affiliated third parties" in certain circumstances. We may share certain kinds of customer information with these third parties solely to facilitate the offering, administration collection and delivery of our services to you, and only under strictly controlled circumstances designed to protect the privacy of your information. We require any non-affiliated third party with whom we share such information to maintain the privacy of that information. Those parties are not allowed to release, use for their own purposes, or sell, transfer or provide any customer information we share with them to any other party.

You should be aware that there may be occasions where we are legally required to disclose information about you, such as in response to governmental or court order.

If you decide to close your account with us, we will continue to adhere to these privacy policies. Lastly, we do not sell customer lists or individual customer information.

                               SECURITY STANDARDS

Access to customer information is authorized for business purposes only and only for our employees who need to know such information. We regularly train our employees on privacy and privacy security, and we have established and continuously maintain standards and procedures to protect the privacy of your information.

When you use our on-line (Internet) products and services, we may collect information about you to personalize our services to you, but we do not share any such information or your email information to anyone other than our affiliates, unless compelled to do so under law.

                                    ACCURACY
We continually strive to maintain complete and accurate information about you and your accounts. Should you ever believe that our records are inaccurate or incomplete, please call us immediately at 1-866-896-9292. We will investigate your concerns and correct any inaccuracies. We will also confirm to you the actions we have taken concerning your account. You may also write to us at Veracity Funds, c/o Ultimus Fund Solutions, LLC., P.O. Box 46707, Cincinnati, OH 45246-0707.


--------------------------------------------------------------------------------

                        [Page Left Intentionally Blank]

                        [Page Left Intentionally Blank]

                              FOR MORE INFORMATION
Additional information about the Fund is available in the Fund's Statement of Additional Information (SAI). The SAI contains more detailed information on all aspects of the Fund. A current SAI, dated March 30, 2004, has been filed with the SEC and is incorporated by reference into (is legally a part of) this Prospectus.

To receive information concerning the Fund, or to request a copy of the SAI or other documents relating to the Fund, please contact the Fund by calling toll free at 1-866-896-9292, or:

via U.S. mail to:
                                 Veracity Funds
                        c/o Ultimus Fund Solutions, LLC
                                 P.O. Box 46707
                           Cincinnati, OH 45246-0707

or by overnight courier service to:

                                 Veracity Funds
                        c/o Ultimus Fund Solutions, LLC
                         135 Merchant Street, Suite 230
                              Cincinnati, OH 45246

A copy of your requested document(s) will be sent to you within three days of your request.

The Fund has adopted a policy of "householding" Fund prospectuses and financial reports. Householding is the process of mailing only one prospectus and financial report to each household address. By doing so the Fund is able to cut down on mailing costs charged to the Fund and its shareholders. Keep in mind this does not apply to your personal account statements. Also, you may request additional copies of any report by calling or writing the Fund. In addition, you may choose to remove householding from all your required mailings by notifying the Fund.

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Fund is also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.





The Fund's Investment Company Act File No. is: 811-21483


--------------------------------------
ACCOUNT APPLICATION
DO NOT USE THIS APPLICATION TO ESTABLISH A FUND INDIVIDUAL RETIREMENT ACCOUNT.
PLEASE PRINT CLEARLY ALL ITEMS EXCEPT SIGNATURE.
TO  AVOID  HAVING  YOUR  APPLICATION  RETURNED, PLEASE  BE  SURE  TO  COMPLETE
STEPS 1, 2 & 7.                                                                     VERACITY
RETURN COMPLETED FORM WITH PAYMENT TO THE FUND:                                    SMALL CAP
   P.O. BOX 46707, CINCINNATI, OHIO 45246-0707                                        FUND
FOR ASSISTANCE WITH OTHER FORMS, PLEASE CALL US AT 1-866-896-9292.
--------------------------------------------------------------------------------

================================================================================
--------------------------------------------------------------------------------
STEP 1: ACCOUNT REGISTRATION
--------------------------------------------------------------------------------
1A.  CHECK ONE

[ ]  INDIVIDUAL

     ___________________________________________________________________________
                    Owner's Name (as you want it to appear)

DATE OF BIRTH OF OWNER _________________ / ___________________ /________________

OCCUPATION _____________________________________________________________________

EMPLOYER NAME / ADDRESS ________________________________________________________

CITIZENSHIP: [ ] U.S.  [ ] Other _______________________________________________
                           Specify Country (Non-resident aliens must provide IRS form W-8 and a copy of their passport.)

Are you an associated person of an NASD member? [ ] Yes  [ ] No

[ ]  JOINT ACCOUNT (CANNOT BE A MINOR)
     Joint owners have rights of survivorship, unless state laws regarding community property apply.

     ___________________________________________________________________________
                       Joint Owner's Name (if applicable)

DATE OF BIRTH OF JOINT OWNER _______________ / _______________ / _______________

OR

[ ]  TRUST, CORPORATION, PARTNERSHIP OR OTHER ENTITY
     Please attach a copy of the appropriate bylaws, resolutions or trust documents establishing authority to open this account

     ___________________________________________________________________________
            Name of Trust, Corporation, Partnership or other Entity

     If a Trust _________________________________________________ ______________
                   Name of Trustee(s) or Authorized Individual      Trust Date

OR

[ ]  GIFT/TRANSFER TO A MINOR (UGMA/UTMA)

     ________________________________________________________ as a custodian for
         Custodian's Name (only one permitted)

     __________________________________________ under the ___________ UGMA/UTMA.
         Minor's Name (only one permitted)                   State

     ___________________________________________________________________________
         Custodian's Social Security Number          Custodian's Date of Birth

     ___________________________________________________________________________
         Minor's Date of Birth

1B.  TAXPAYER IDENTIFICATION NUMBER

                         __ __ __ - __ __ - __ __ __ __

     Owner's Social Security ID Number (use Minor's SSN for Custodial account)

                         __ __ __ - __ __ - __ __ __ __

                    Joint Owner's Social Security ID Number

1C.  MAILING ADDRESS AND TELEPHONE NUMBER

     ___________________________________________________________________________
     Number and Street

     ____________________________________________ ________________ _____________
     City                                         State            Zip

     ( _____ ) __________________________________ ( _____ ) ____________________
     Telephone Number                             Fax Number

--------------------------------------------------------------------------------
STEP 2: INITIAL INVESTMENT
--------------------------------------------------------------------------------

2A. Indicate the amount and enclose a check for the amount of your investment. ($250,000 minimum)

                                               AMOUNT

     Veracity Small Cap Value Fund         $__________

--------------------------------------------------------------------------------
STEP 3: DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS
--------------------------------------------------------------------------------

YOUR DIVIDENDS AND CAPITAL GAINS WILL BE AUTOMATICALLY REINVESTED INTO YOUR ACCOUNT UNLESS YOU INDICATE OTHERWISE BELOW.

[ ] INCOME OPTION: Please distribute all income in cash, and reinvest my capital gains in additional shares of the Fund

[ ] CASH OPTION 1: Please distribute all income and capital gains in cash by check.

[ ] CASH OPTION 2: Please distribute all income and capital gains in cash directly to the bank account identified in Step 6.

--------------------------------------------------------------------------------
STEP 4: DUPLICATE STATEMENTS AND CONFIRMATIONS
--------------------------------------------------------------------------------

Please send duplicate statements and confirmations to an address other than that listed in Section 1C (optional):

     ___________________________________________________________________________
     Name

     ___________________________________________________________________________
     Company Name

     ___________________________________________________________________________
     Street Address

     ____________________________________________ ________________ _____________
     City                                         State            Zip


--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. Please remember that any documents or information we gather in the verification process will be maintained in a confidential manner.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STEP 5: ACCOUNT SERVICE OPTIONS
--------------------------------------------------------------------------------

5A.  PURCHASE OPTIONS

AUTOMATIC INVESTMENT PLAN* [ ] Yes  [ ] No

     Permits you to automatically invest in your Fund account through your bank account (You must complete Step 6.) Please indicate the amount and interval (monthly on the 15th, the last day of each month or both.) Minimum balance of $250,000 is required with $5,000 minimum for each monthly investment.

PLEASE MAKE MY AUTOMATIC INVESTMENT ON:
     [ ]  the last business day of each month
     [ ]  the 15th day of each month
     [ ]  both the 15th and last business day

AMOUNT $ _______________________________________________________________________

CHECK ONE INTERVAL: [ ] Monthly  [ ] Bi-Monthly

* This plan involves continuous investment, regardless of share price levels, and does not assure a profit or protect against a loss in declining markets.

5B.  REDEMPTION OPTION

BY ELECTRONIC TRANSFER (to your bank account) [ ] Yes  [ ] Decline

     If yes, you must complete bank information in Step 6 and select method of transfer.

[ ]  (ACH) Automated Clearing House or  [ ] WIRE

--------------------------------------------------------------------------------
STEP 6: ELECTRONIC FUNDS TRANSFER INSTRUCTIONS
--------------------------------------------------------------------------------

ATTACH         By  attaching  a voided  check or deposit  slip below and signing
YOUR           Step 7 I authorize  credits/debits  to/from  this bank account in
VOIDED         conjunction with the account options  selected.  I understand for
CHECK          the selected  options  involving wire  transactions,  my bank may
HERE           charge me wire  fees.  I agree  that the Fund and its  agents may make  additional  attempts  to  debit/credit  my  account  if the
WE CANNOT initial attempt fails and that I will be liable for any ESTABLISH associated costs. All account options selected shall become part
THESE          of the terms, representations and conditions of this application.
SERVICES
WITHOUT IT.    _________________________________________________________________
               Signature(s) of depositor (if different from signature in Step 7)

               _________________________________________________________________
                         Signature of designated Co-Bank Account Owner

               THIS IS A:
               [ ] checking account  [ ] savings account

--------------------------------------------------------------------------------
STEP 7: SIGNATURES AND CERTIFICATIONS
--------------------------------------------------------------------------------

BY SIGNING BELOW, I CERTIFY THAT:

o I have received and read the current prospectus of the Veracity Funds (the "Fund Company"). I certify that I have the authority and legal capacity to make this purchase in this account, and that I am of legal age in my state of residence.

o I authorize the Fund Company and its agents to act upon instructions (by phone, in writing or other means) believed to be genuine and in accordance with procedures described in the prospectus for this account. I authorize the registered representative (if applicable) assigned to my account to have access to my account and to act on my behalf with respect to my account. I agree that neither the Fund Company nor any of its agents will be liable for any loss, cost or expense for acting on such instructions.

o The Fund Company can redeem shares from my account(s) to reimburse for any loss due to non-payment or other indebtedness.

UNDER PENALTY OF PERJURY, I CERTIFY THAT:
1.   I am a U.S. person (including a U.S. resident alien).
2.   The Taxpayer Identification Number shown on this application is correct.
3. I am not subject to backup withholding because: (a) I am exempt from backup withholding; or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends.

CROSS OUT ITEM 3 IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO BACKUP WITHHOLDING.

THE INTERNAL  REVENUE  SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF
THIS  DOCUMENT   OTHER  THAN  THE   CERTIFICATIONS   REQUIRED  TO  AVOID  BACKUP
WITHHOLDING.

--------------------------------------------------------------------------------
                       EACH ACCOUNT OWNER MUST SIGN HERE

___________________________________________________________ ____________________
Signature of Owner, Trustee or Custodian                    Date

___________________________________________________________ ____________________
Signature of Joint Owner or Co-Trustee (if any)             Date
--------------------------------------------------------------------------------

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

--------------------------------------------------------------------------------
STEP 8: INVESTMENT BROKER/DEALER
--------------------------------------------------------------------------------

IMPORTANT: To be completed by broker/dealer representative. Registered Reps must complete Step 4 for duplicate statement and confirmations to be sent to your office. (Broker/Dealer must have approved agreement with the Fund distributor).

     ___________________________________________________________________________
     Broker/Dealer Firm Name                                Dealer #

     ___________________________________________________________________________
     Representative's Name      Rep #       Branch #        Rep Telephone Number

     ___________________________________________________________________________
     Rep Office Street Address              Rep Office City/State/Zip

     ___________________________________________________________________________
     Authorized Signature

PLEASE RETURN APPLICATION AND CHECK MADE PAYABLE TO:

                          VERACITY SMALL CAP VALUE FUND
                                 P.O. BOX 46707
                          CINCINNATI, OHIO 45246-0707

THANK YOU FOR YOUR INVESTMENT. YOU WILL RECEIVE A CONFIRMATION SHOWING YOUR FUND ACCOUNT NUMBER, DOLLAR AMOUNT, SHARES PURCHASED AND PRICE PAID PER SHARE. FOR ASSISTANCE CALL 1-866-896-9292.

                       STATEMENT OF ADDITIONAL INFORMATION

                              DATED MARCH 30, 2004

                                 VERACITY FUNDS
                     9900 Corporate Campus Drive, Suite 3000
                              Louisville, KY 40223
                            TELEPHONE: 1-866-896-9292
                         Website: www.VeracityFunds.com


This Statement of Additional Information is not a prospectus. It is intended to supplement and should be read in conjunction with the Prospectus of the Veracity Small Cap Value Fund (the Prospectus), dated March 30, 2004. You may obtain a copy of the Prospectus, free of charge, by writing to Veracity Funds, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, OH 45246-0707, or by calling the Trust at 1-866-896-9292, or by visiting the Trust's website at www.VeracityFunds.com.

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
The Fund's Investment Policies, Objectives And Securities Options             2
--------------------------------------------------------------------------------
Fundamental & Non-Fundamental Investment Restrictions                         6
--------------------------------------------------------------------------------
Additional Information About the Investment Advisory Agreement                7
--------------------------------------------------------------------------------
Information About the Trustees and Officers of the Trust                      9
--------------------------------------------------------------------------------
Information About Performance Calculations                                   13
--------------------------------------------------------------------------------
Additional Information About Purchasing and Redeeming Shares                 14
--------------------------------------------------------------------------------
Additional Tax Information                                                   14
--------------------------------------------------------------------------------
Information About Portfolio Transactions                                     15
--------------------------------------------------------------------------------
Information About the Trust's Custodian                                      16
--------------------------------------------------------------------------------
Information About the Trust's Transfer Agent                                 16
--------------------------------------------------------------------------------
Information About the Trust's Administrator                                  16
--------------------------------------------------------------------------------
Information About the Trust's Principal Underwriter                          16
--------------------------------------------------------------------------------
Information About the Trust's Independent Accountants                        17
--------------------------------------------------------------------------------
Information About the Trust's Legal Counsel                                  17
--------------------------------------------------------------------------------
General Information                                                          17
--------------------------------------------------------------------------------
Financial Statements                                                         20
--------------------------------------------------------------------------------
Appendix 1                                                                   24
--------------------------------------------------------------------------------

                         THE FUND'S INVESTMENT POLICIES,
                        OBJECTIVES AND SECURITIES OPTIONS

The Fund's investment objective and the manner in which the Fund pursues its investment objective are generally discussed in the Prospectus. This section provides information concerning the Fund's investment policies and strategies that are not a part of the Fund's principal investment strategy, but may be employed from time to time to help enhance the overall return of the Fund. This section also describes securities in which the Fund may invest but which are not part of the Fund's primary investment strategies.

The Fund is a diversified Fund, meaning that at least 75% of the Fund's total assets will normally be invested in qualifying securities. Qualifying securities include cash and cash equivalents, other mutual fund, securities backed by the full faith and credit of the United States Government, and any other type of security that, at the time of purchase, comprised not more than 5% of the Fund's total assets. Normally, the Fund will invest at least 80% of total assets in common stock of U.S. companies with market capitalizations of less than $2 billion. The Fund may change this policy at any time upon 60 days prior written notice to all shareholders. The Fund may also invest in the securities listed below to a limited extent.

REAL ESTATE INVESTMENT TRUSTS. The Fund may invest in real estate investment trusts (REITs). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs pay dividends to their shareholders based upon available Fund from operations. It is quite common for these dividends to exceed the REITs taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its distribution to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital. The Fund will not invest more than 20% of its assets in REITS.

FOREIGN SECURITIES. The Fund may invest up to 10% of its total net assets in the common stock of foreign issuers including, but not limited to, foreign securities in the form of American Depository Receipts (ADRs). Investments in foreign companies involve certain risks not typically associated with investing in domestic companies. An investment may be affected by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a domestic company, because foreign companies may not be subject to the regulatory requirements of U.S. companies. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Fund shareholders. Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values. Although the Fund will only invest in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage, or political or social instability that could negatively affect the Fund.

PREFERRED STOCK. The Fund may invest in preferred stocks. Preferred shares generally pay dividends at a specified rate and generally have preference over common shares in the payments of dividends and the liquidation of the issuer's assets. Dividends on preferred shares are generally payable at the discretion of the issuer's board of Trustees. Accordingly, shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred shares are also sensitive to changes in interest rates and in the issuer's creditworthiness. Accordingly, shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer's credit rating.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. Traditional convertible securities include corporate bonds, notes, and preferred stocks that may be converted into or exchanged for common stock and/or other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by the Fund upon conversion of a convertible security will generally be held for so long as the Advisor anticipates such stock will provide the Fund with opportunities that are consistent with the Fund's investment objectives and policies.

DEBT SECURITIES. The Fund may invest in corporate and U.S. Government debt securities. U.S. Government securities include direct obligations of the U.S.
Government and obligations issued by U.S. Government agencies and instrumentalities. Corporate securities include, but are not limited to, debt obligations offered by public or private corporations either registered or unregistered. The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer. In the case of securities backed by the full faith and credit of the United States Government, shareholders are primarily exposed to interest rate risk.

CREDIT RISK. A debt instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security. In the case of corporate debt, the Fund will normally purchase investment grade securities, meaning securities rated BBB or better by Standard & Poors or any similar rating by any national credit rating service. However, this section will not apply to investments made pursuant to the Fund's policy on Special Situations under which the Fund may invest in corporate obligations without regard to credit rating, current yield, or public registration.

INTEREST RATE RISK. All debt securities face the risk that their principal value will decline because of a change in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and will rise in value when interest rates decline. Also, securities with longer maturities will experience a more pronounced change in value when interest rates change.

MUTUAL FUNDS. Subject to restrictions set forth in Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended (the "1940 Act") the Fund may invest in securities issued by other registered investment companies. This means that the Fund may not own more than 3% of the total outstanding shares of another investment company. As a shareholder of another registered investment company, the Fund would bear its pro rata portion of that company's advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Fund's shareholders.

REPURCHASE AGREEMENTS. The Fund may invest a portion of its assets in repurchase agreements (Repos) with broker-dealers, banks, and other financial institutions; provided that the Fund's custodian at all times has possession of the securities serving as collateral for the Repos or has proper evidence of book entry receipt of said securities. In a Repo, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified price and time (as short as one day and as long as several weeks). The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repos entered into by the Fund must be collateralized by U.S. Government Securities, the market values of which equal or exceed 102% of the principal amount of the money invested by the Fund. If an institution with whom the Fund has entered into a Repo enters insolvency proceedings, the resulting delay, if any, in the Fund's ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Fund will enter into Repos only with institutions and dealers considered creditworthy.

REPURCHASE AGREEMENT RISK. A repurchase agreement exposes the Fund to the risk that the party that sells the securities will default on its obligation to repurchase those securities. If that happens, the Fund can lose money because it may not be able to sell the securities at the agreed-upon time and price or because the securities may lose value before they can be sold.

CASH RESERVES. The Fund may hold a significant portion of its net assets in cash or cash equivalents, either to maintain liquidity or for temporary defensive purposes. The Fund will normally invest its remaining assets in cash and cash equivalents, such as U.S. Government debt instruments, other money market Fund, and repurchase agreements.

RESTRICTED AND ILLIQUID SECURITIES. The Fund will not invest more than 15% of its net assets in securities that the Advisor determines to be illiquid. Illiquid securities are securities that may be difficult to sell promptly at an acceptable price because of a lack of an available market and other factors. The sale of some illiquid and other types of securities may be subject to legal restrictions. Because illiquid and restricted securities may present a greater risk of loss than other types of securities, the Fund will not invest in such securities in excess of the limits set forth above.

The Fund may also invest in securities acquired in a privately negotiated transaction from the issuer or a holder of the issuer's securities and which may not be distributed publicly without registration under the Securities Act of 1933.

Restricted and illiquid securities are valued in such good faith manner as the Trust's Board of Trustees deems appropriate to reflect the fair market value of such securities.

SPECIAL SITUATIONS. The Fund may invest in special situations from time to time. A special situation arises when, in the opinion of Fund management, the securities of a company will, within a reasonably estimated time period, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of the market as a whole. Such developments and situations include, but are not limited to, liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is found in the normal course of investing. To minimize these risks, the Fund will not invest in special situations unless the target company has at least three years of continuous operations (including predecessors), or unless the aggregate value of such investments is not greater than 25% of the Fund's total net assets (valued at the time of investment).

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Advisor's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund have not established any limit on the percentage of assets they may commit to such transactions, but to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its custodian consisting of cash, or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

MASTER-FEEDER OPTION. Notwithstanding its other investment policies, The Fund may seek to achieve its investment objective by investing substantially all of its net assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those of the Fund. Although such an investment may be made in the sole discretion of the Trustees, the Fund's shareholders will be given 30 days prior notice of any such investment. There is no current intent to make such an investment. In the unlikely event that the Fund invested in such manner, Fund shareholders would incur a duplication of fees which would negatively impact the Fund's annual returns.

OPTIONS. The Fund may invest in options on equity securities and securities indices, and options on futures contacts. The primary risks associated with these investments are; (1) the risk that a position cannot be easily closed out due to the lack of a liquid secondary market, and (2) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security. Further. over-the-counter options can be less liquid than exchange-traded options. Accordingly, the Fund will treat over-the-counter options as illiquid securities. Investing in options involves specialized skills and techniques different from those associated with ordinary portfolio transactions. The Fund may invest not more than 10% of their total assets in options transactions. Options may be purchased for hedging purposes, or to provide a viable substitute for direct investment in, and/or short sales of, specific equity securities. The Fund may write (sell) stock or stock index options only for hedging purposes or to close out positions in stock or stock index options that the Fund has purchased. The Fund may only write (sell) "covered" options.

FUTURES CONTRACTS AND RELATED OPTIONS. To hedge against changes in securities prices or interest rates, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on such futures contracts. Permissible futures contracts investments are limited to futures on various equity securities and other financial instruments and indices. The Fund will engage in futures and related options transactions for bona-fide hedging or other non-hedging purposes as permitted by regulations of the Commodity Futures Trading Commission.

The Fund may only purchase or sell non-hedging futures contracts, or purchase or sell related non-hedging options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits on the Fund's existing non-hedging futures and related non-hedging options positions, and the amount of premiums paid for existing non-hedging options on futures (net of the amount the positions are "in the money") does not exceed 5% of the market value of the Fund's total assets. Otherwise, the Fund may invest up to 10% of its total assets in initial margins and premiums on futures and related options.

PORTFOLIO TURNOVER. The Fund will generally purchase and sell securities without regard to the length of time the security has been held. The Fund' principal investment strategies typically do not generate high turnover rates, and the Fund anticipates that its portfolio turnover rate during its first fiscal year will not exceed 100%. However, there can be no assurance that the Fund will not exceed this rate, and the Fund's portfolio turnover rate may vary from year to year

High portfolio turnover in any year will result in the payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.

INITIAL PUBLIC OFFERINGS ("IPO") - The Fund may invest not more than 10% of its total assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on the Fund with a small asset base. The impact of IPOs on the Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to the Fund for investing, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time. This may increase the turnover of the Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling shares, the Fund may realize taxable gains it will subsequently distribute to shareholder. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

The Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories, and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

                          FUNDAMENTAL & NON-FUNDAMENTAL
                             INVESTMENT RESTRICTIONS

The restrictions listed below are fundamental policies and may be changed only with the approval of a majority of the outstanding voting securities of the Fund(s) as defined in the 1940 Act. As provided in the 1940 Act, a vote of a majority of the outstanding voting securities of the Fund(s) means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting, if more than 50% of the shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of the Fund's assets as a whole will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by the Fund at the time it purchases any security.

The following investment restrictions apply to the Fund. The Fund will not:

1) acquire securities of any one issuer that at the time of investment represent more than 10% of the voting securities of the issuer.
2) invest 25% or more of its total assets in a single industry or group of related industries.
3) borrow money, except from banks for temporary or emergency purposes in amounts not exceeding 5% of the value of the Fund's assets at the time of borrowing.
4)   underwrite the distribution of securities of other issuers.
5) invest in companies for the purpose of management or the exercise of control.
6) lend money (but this restriction shall not prevent the Fund from investing in debt securities or repurchase agreements, or lend its portfolio securities(a).
7)   issue senior securities(b).
8) invest in oil, gas, or other mineral exploration or development programs; although the Fund may invest in marketable securities of companies engaged in oil, gas, or mineral exploration.
9) purchase or sell real estate, real estate loans, or real estate limited partnerships; although the Fund may invest in marketable securities of companies that invest in real estate or interests in real estate.
10)  invest in commodities or commodities futures or options contracts.
11) as to 75% of its total assets, purchase the securities of an issuer if as a result, more than 5% of the value of the Fund's assets (valued at time of purchase) would be invested in the securities of that issuer (Securities backed by the full faith and credit of the U.S. Government and mutual funds are exempt from this requirement).

     (a) the Fund has no present intention of lending its portfolio securities, but may choose to do so in the future. If the Fund took such action, the Board would adopt procedures and policies designed to protect the Fund from loss, and in any event, no more than 1/3rd of the Fund's assets could be lent at any time, and any such lending would have to be done pursuant to a fully collateralized and segregated funds arrangement.

     (b) The issuance of "senior securities" would include any action by the Fund which resulted in a situation where a claimant against the Fund would have priority over the Fund's shareholders. Examples of such items would include, without limitation, the issuance of preferred stock or the incurring of debt obligations carrying superior asset liens. Reverse Repurchase Agreements would also be considered as senior securities unless an agreement to treat them otherwise was first entered into by the parties and be done pursuant to a fully collateralized and segregated funds arrangement..

The Fund has also adopted the following non-fundamental restrictions that may be changed by the Board without shareholder approval. The Fund may not:

1)  Make margin purchases.
2)  Invest more than 15% of its net assets  (valued at time of  investment)  in
     securities   that  are  illiquid,   restricted  or  otherwise  not  readily
     marketable.

3)   Acquire  securities of other  investment  companies  except as permitted by
     Section 12(d)(1)(F) of the 1940 Act. This means that the Fund may not own more than 3% of the total outstanding shares of another investment company.
4) Pledge, mortgage, or hypothecate their assets, except for temporary or emergency purposes and then to an extent not greater than 5% of their total assets (valued at the time of borrowing).


                          ADDITIONAL INFORMATION ABOUT
                        THE INVESTMENT ADVISORY AGREEMENT

Information on the Fund's investment Advisor, Integrity Asset Management, LLC, 9900 Corporate Campus Drive, Suite 3000, Louisville, KY 40223 (the Advisor), is set forth in the Prospectus. This section contains additional information concerning the Advisor and the advisory agreement between the Advisor and the Trust.

The Advisor manages the investment portfolio and the general business affairs of the Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Advisor manages the investment operations of the Fund in accordance with the Fund's investment policies and restrictions. The Advisor furnishes an investment program for the Fund; determines what investments should be purchased, sold, and held; and makes changes on behalf of the Trust in the investments of the Fund. At all times the Advisor's actions on behalf of the Fund are subject to the overall supervision and review of the Board.

The Advisory Agreement provides that the Advisor shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Advisory Agreement, except by reason of the Advisor's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.

The Advisory Agreement has an initial term of two years. Thereafter, the Advisory Agreement may be continued from year to year so long as its continuance is approved at least annually at a meeting called for that purpose by the vote, cast in person, of a majority of the Trustees who are not interested persons of the Fund or the Advisor, and by a majority of the Board of Trustees as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act). The Advisory Agreement may be terminated at any time, without penalty, upon 60 days written notice by:

     (1)  the Advisor; or
     (2) by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund; or
     (3)  by the Board of Trustees.

For its investment advisory services to the Fund, the Fund pays to the Advisor, on the last day of each month, an annualized fee equal to 1.00% of average net assets of the Fund, such fee to be computed daily based upon the daily average net assets of the Fund.

The Advisor has contractually agreed to waive receipt of its fees and/or reimburse certain Fund expenses (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes and extraordinary expenses) in order to assist the Fund to maintain a Total Annual Operating Expense ratio of not greater than 1.50%. The Advisor may terminate its commitment after the Fund's first fiscal year. The Fund has also entered into an expense recapture agreement with the Advisor wherein the Advisor may recover such outlays made on the Fund's behalf for a period of not more than three years after the expense was incurred. The Advisor may only avail itself of this recovery if such recovery would not cause the affected Fund's Total Annual Expense Ratio to exceed 1.50%. The Advisor has also paid all the organizational expenses of the Trust, and the expense recapture agreement further provides for the recovery of those expenses by the Advisor for a period of not greater than one year after the Trust commences investment operations, but only if such recovery would not cause the Fund's Total Annual Expense Ratio to exceed 1.50%. In all cases, the Advisor may only recapture expenses paid by the Advisor on the Fund's behalf and which the Fund would otherwise be obligated to pay. Expenses incurred and/or fees waived by the Advisor, that are eligible for reimbursement to the Advisor are calculated daily and paid monthly, if funds are available, subject to Quarterly Board review and ratification.

Subject to the general supervision of the Trust's Board of Trustees (the "Board"), the Advisor is responsible for providing a continuous investment program for the Fund, including investment research and management with respect to all securities, investments, cash and cash equivalents held by the Fund.

Advisor may, with the prior written consent of the Board and the approval of the appropriate Trust shareholders, as required, employ persons or entities to serve as sub-Advisors to one or more Funds. The Advisor and/or such sub-Advisors, if any, may, in their sole discretion, determine from time to time what securities and other investments will be purchased, retained or sold by the Fund(s). The investment activities of such sub-Advisors, if any, as such services relate to the Fund(s), will at all times be subject to the general supervision and control of Advisor. Advisor will provide, through its own efforts itself and/or through the medium of its previously approved sub-Advisor(s), the services under this Agreement in accordance with each Fund's investment objectives, policies and restrictions as such are set forth in the Prospectus from time to time. The Advisor further agrees that it:

(a) will conform its activities to all applicable Rules and Regulations of the SEC and will, in addition, conduct its activities under this agreement in accordance with the regulations of any other Federal and State agencies which may now or in the future have jurisdiction over its activities under this Agreement;

(b) will monitor the investment activities of any sub-Advisor which it employs to insure that such sub-Advisor conducts its activities with respect to the applicable Portfolio(s) in accordance with the Prospectus and any and all federal and/or state laws and regulations relating to the applicable Portfolio(s);

(c) will place orders, or monitor the placement of orders by sub-Advisors, pursuant to good faith investment determinations for the Portfolios either directly with the respective issuers or with appropriate brokers and dealers. In placing orders with brokers or dealers, the Advisor, or sub-Advisor(s) under the supervision of Advisor, will attempt to obtain the best net price and the most favorable execution of its orders. Consistent with this obligation, when Advisor, or Advisor's duly authorized sub-Advisor(s), believes two or more brokers or dealers are comparable in price and execution, Advisor, or Advisor's duly authorized sub-Advisor(s), may prefer: (I) brokers and dealers who provide the Portfolio(s) with research advice and other services, or who recommend or sell Trust shares, and (II) brokers who are affiliated with the Trust, Advisor or sub-Advisor; provided, however, that in no instance will portfolio securities be purchased from or sold to Advisor or any sub-Advisor in principal transactions;

(d) will provide, at its own cost, all office space, facilities and equipment necessary for the conduct of its advisory activities on behalf of the Trust.

BOARD CONSIDERATIONS IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

In approving the investment advisory agreement between the Trust and the Advisor, the Trustees considered a number of factors which they considered material to the Agreement. Firstly, the Board concluded that the staff and senior management of the Advisor were experienced industry professionals that would perform their functions in a capable manner. The primary portfolio managers were each experienced in managing similar Funds in the past, and each had achieved an excellent reputation for their management skills. The Trustees examined the fees to be paid to the Advisor and determined that the fees were reasonable in light of the services provided and the fees charged by other Advisors to similar Funds offering similar services. The Trustees noted that the Advisor would serve as investment Advisor not only to the Fund, but was also planning to provide investment advisory services to separate accounts. Accordingly, the Trustees sought and received assurances from the Advisor that excessive and improper fall-out benefits or ancillary benefits would not accrue to other Advisor clients as a result of the Advisor's relationship with the Trust. The Trustees also received information adequate to assure them of the financial capabilities of the Advisor and that it would have adequate access to the books, records and transactions of the Fund to properly perform its duties. The Trustees did not assign any relative value to the factors it considered. Instead, they considered all such factors, taken as a whole.

                         INFORMATION ABOUT THE TRUSTEES
                            AND OFFICERS OF THE TRUST

The Board of Trustees (the "Board" or the "Trustees") has overall responsibility for conduct of the Trust's affairs. The day-to-day investment operations of the Fund are managed by the Advisor, subject to the review by the Board. The Trustees of the Trust, including those Trustees who are also officers, are listed below.

----------------------------------------------------------------------------------------------------------------------------------
                                                      INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      FUND
                        POSITION(S)     TERM OF OFFICE                                                OVERSEEN     OTHER TRUSTEE/
NAME, AGE & ADDRESS     HELD WITH       & LENGTH OF         PRINCIPAL OCCUPATION(S) DURING PAST       BY           DIRECTORSHIPS
                        THE TRUST       TIME SERVED         5 YEARS                                   TRUSTEE      HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
MATTHEW G. BEVIN*       Interested      Indefinite.         Chief Executive Officer and Principal,        1        Integrity Asset
                        Trustee,                            Integrity Asset Management, LLC,                       Management, LLC
9900 Corporate Campus   President       Since December,     investment Advisor to the Trust, since
Drive, Suite 3000                       2003                2003.  Director of Institutional                        Gould Academy
Louisville, KY  40223                                       Product Management, INVESCO National
                                                            Asset Management from 2001-2003;                       Correct Building
Age:  37                                                    1999-2001, Director of Marketing &                      Products, LLC
                                                            Principal, National Asset Management;
                                                            Vice President and Account Manager,
                                                            Putnam Investments from 1995 to 1999.
                                                            B.A. degree in East Asian Studies from
                                                            Washington & Lee University (1989)
----------------------------------------------------------------------------------------------------------------------------------
WILLIAM H.              Interested      Indefinite          Senior Portfolio Manager, Integrity           1        Integrity Asset
MCNETT, III, CFA*       Trustee,                            Asset Management, LLC, since June,                     Management, LLC
                        Vice            Since March,        2003.  previously Partner, Director of
9900 Corporate Campus   President       2004                Client Services, Turner Investment
Drive, Suite 3000                                           Partners, Inc., from January 1999 to
Louisville, KY  40223                                       June, 2003.  BA in accounting from
                                                            Bloomsburg University, Bloomsburg, PA
Age:  44                                                    in 1982.  Chartered Financial Analyst
----------------------------------------------------------------------------------------------------------------------------------




                                                                                                                                 9



-----------------------------------------------------------------------------------------------------------------------------------
                                                DISINTERESTED (INDEPENDENT) TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      FUND
                        POSITION(S)     TERM OF OFFICE                                                OVERSEEN     OTHER TRUSTEE/
NAME, AGE & ADDRESS     HELD WITH       & LENGTH OF         PRINCIPAL OCCUPATION(S) DURING PAST       BY           DIRECTORSHIPS
                        THE TRUST       TIME SERVED         5 YEARS                                   TRUSTEE      HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
JUNE B. DEBATIN         Trustee         Indefinite          Principal and co-founder of Ashdon            1          Mississippi
                                                            Investment Analysis & Research LLC, a                   University for
850 Hilltop Road                        Since March, 2004   research consulting firm, since                        Women Foundation
Shelbyville, TN  37160                                      October, 2001.  Previously Senior Vice
                                                            President, LCG Associates, Inc., an
Age:  63                                                    institutional investment consulting
                                                            firm, from September, 1993 to October,
                                                            2001.  Ms. Debatin has served in
                                                            increasingly responsible positions in
                                                            the financial industry since 1968.
-----------------------------------------------------------------------------------------------------------------------------------
DAVID L. EAGER          Trustee         Indefinite          Management Consultant, Eager & Davis          1        Caldwell & Orkin
                                                            LLC, since December, 2002.  Previously                      Market
25 Stone Bridge Road                    Since March, 2004   Director of Marketing and Product                      Opportunity Fund
Louisville, KY  40207                                       Development, Driehaus Capital
                                                            Management, from August, 2000 through                     Louisville
Age:  61                                                    November, 2002. Management Consultant                       Emmaus
                                                            and Business Manager, Mercer Manager                       Community
                                                            Advisory Services, from September,
                                                            1998 to July, 2000.  BA in economics
                                                            from The Ohio State University, 1964.
                                                            MBA from Western Michigan University, 1974
----------------------------------------------------------------------------------------------------------------------------------
MICHAEL J. MINNAUGH     Trustee         Indefinite          Treasurer, The Cleveland Clinic               1         American Lung
                                                            Foundation, a non-profit foundation,                    Association of
9500 Euclid Avenue                      Since March, 2004   since October, 2002.  Formerly Senior                        Ohio
Cleveland, OH  44195                                        Vice President, Institutional Trust,
                                                            for National City Corporation, from                      Achievement
Age:  44                                                    May, 1991 through June, 2001.  BS/BA                     Centers for
                                                            degree, John Carroll University, 1982.                     Children
                                                            Certified Public Accountant, Ohio,
                                                            1984 (inactive)                                         Lakeland House

                                                                                                                     Joseph House
----------------------------------------------------------------------------------------------------------------------------------
DARLENE V. PINNOCK      Trustee         Indefinite          Director of Investments for the               1         Ft Dupont Ice
                                                            National Geographic Society, a                              Arena
1145 17th Street NW                     Since March, 2004   non-profit science and educational
Washington, DC  20036                                       organization, since November, 1997.                        National
                                                            BS degree from Drexel University,                         Geographic
Age:  43                                                    Philadelphia, PA, in 1982.  MBA from                    Society Credit
                                                            Howard University, Washington, DC, in                       Union
                                                            1991.
----------------------------------------------------------------------------------------------------------------------------------



                                                                                                                                10



----------------------------------------------------------------------------------------------------------------------------------
                                               OFFICERS (NOT INCLUDED IN TABLE ABOVE)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      FUND
                        POSITION(S)     TERM OF OFFICE                                                OVERSEEN     OTHER TRUSTEE/
NAME, AGE & ADDRESS     HELD WITH       & LENGTH OF         PRINCIPAL OCCUPATION(S) DURING PAST       BY           DIRECTORSHIPS
                        THE TRUST       TIME SERVED         5 YEARS                                   TRUSTEE      HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
MARK J. SEGER           Treasurer,      Indefinite          Managing Director, Ultimus Fund               1
                        Senior                              Solutions, LLC, Cincinnati, OH,
135 Merchant Street     Financial       Since March, 2004   transfer agent, fund accountant and
Suite 230               Officer                             administrator to the Trust; Managing
Cincinnati, OH                                              Director, Ultimus Fund Distributors,
45246                                                       LLC, principal underwriter to the
                                                            Trust.
Age: 42
----------------------------------------------------------------------------------------------------------------------------------
JOHN F. SPLAIN          Secretary       Indefinite          Managing Director, Ultimus Fund               1
                                                            Solutions, LLC, Cincinnati, OH,
135 Merchant Street                     Since March, 2004   transfer agent, fund accountant and
Suite 230                                                   administrator to the Trust; Managing
Cincinnati, OH                                              Director, Ultimus Fund Distributors,
45246                                                       LLC, principal underwriter to the
                                                            Trust.
Age: 47
----------------------------------------------------------------------------------------------------------------------------------
DANIEL G. BANDI         Vice President  Indefinite          Chief Investment Officer, Value               1        Integrity Asset
                                                            Equities and Principal, Integrity                      Management, LLC
9900 Corporate Drive                    Since March, 2004   Asset Management, LLC since June, 2003.
Campus Drive,                                               Previously Vice President and
Suite 3000                                                  Portfolio Manager, National City, from
Louisville, KY 40223                                        May, 1988-June, 2003.
                                                            BA Economics University of Pittsburgh,
Age:  39                                                    1987 .  MBA East Texas State
                                                            University, 1990.
                                                            Chartered Financial Analyst, 1994
----------------------------------------------------------------------------------------------------------------------------------
ROBERT G. DORSEY        Secretary       Indefinite          Managing Director, Ultimus Fund               1
                                                            Solutions, LLC, Cincinnati, OH,
135 Merchant Street                     Since March, 2004   transfer agent, fund accountant and
Suite 230                                                   administrator to the Trust; Managing
Cincinnati, OH                                              Director, Ultimus Fund Distributors,
45246                                                       LLC, principal underwriter to the
                                                            Trust.
Age: 47
----------------------------------------------------------------------------------------------------------------------------------

* Mr. Bevin and Mr. McNett are considered "Interested" Trustees of the Trust because of their affiliation with the Trust's investment Advisor, Integrity Asset Management, LLC.

Board Standing Committees
-------------------------

AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of various Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Fund's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Fund's independent auditor to the Trust, serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing and considering any significant disputes between the Trust's management and the independent audit that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior executives, the effectiveness of the Trust's internal financial controls; reviewing, in consultation with the Fund's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Fund's financial statements; and other audit related matters. June B. Debatin, David L. Eager, Michael J. Minnaugh and Darlene V. Pinnock serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary.

NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of various Independent Trustees of the Trust. The principal responsibilities of the Nominating Committee are to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule l4a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Trustees. June B. Debatin, David
L. Eager, Michael J. Minnaugh and Darlene V. Pinnock currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary.

Compensation
------------
Each Trustee who is not an "interested person" of the Trust may receive compensation for their services to the Trust. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. Because this is a new Fund complex, the Trust has not yet paid any compensation to its independent Trustees.

Trustee Ownership of Fund Shares
--------------------------------

As of March 23, 2004, the Trustees owned the following aggregate amounts of Fund shares:

-----------------------------------------------------------------------------------------------------------

                                DOLLAR RANGE OF FUND SHARES HELD IN       AGGREGATE DOLLAR RANGE IN ALL
NAME OF TRUSTEE                 EACH FUND OF THE TRUST                    FUND OVERSEEN BY TRUSTEE IN TRUST
-----------------------------------------------------------------------------------------------------------
Matthew G. Bevin                  $10,001 - $50,000-- Small Cap Value             $10,001 - $50,000
-----------------------------------------------------------------------------------------------------------
June B. Debatin                                   None                                   None
-----------------------------------------------------------------------------------------------------------
David L. Eager                                    None                                   None
-----------------------------------------------------------------------------------------------------------
William H. McNett, III                            None                                   None
-----------------------------------------------------------------------------------------------------------
Michael J. Minnaugh                               None                                   None
-----------------------------------------------------------------------------------------------------------
Darlene V. Pinnock                                None                                   None
-----------------------------------------------------------------------------------------------------------

     CONTROL PERSONS AND SHAREHOLDERS OWNING IN EXCESS OF 5% OF FUND SHARES

Mr. Matthew G. Bevin and Mr. Adam I. Friedman have each purchased an equal number of shares of the Trust in a sufficient amount to qualify the Fund for public offering in accordance with law, and as of March 23, 2004, each is deemed to control the Fund. As controlling shareholders of the Trust, Messrs. Bevin and Friedman will have the voting power to elect trustees and approve various material contracts, policies and procedures relating to the Trust. Mr. Bevin and Mr. Friedman are each affiliated with Integrity Asset Management, LLC, Advisor to the Trust.

                                INFORMATION ABOUT
                            PERFORMANCE CALCULATIONS

From time to time the Fund may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.

Average Annual Total Return is computed as follows:  P(1+T)[n]   = ERV

Where:          P  = a hypothetical initial investment of $1000
                T  = average annual total return
                n  = number of years
               ERV = ending redeemable value of shares at the end of the period

From time to time the Fund also quote "Average Annual Total Return (After Taxes on Distributions)" for specified time periods of 1, 5 and 10 year intervals.

Average Annual Total Return (After Taxes on Distributions) is computed as follows:

P(1+T)[n] = ATVD

Where:         P   = a hypothetical initial investment of $1000
               T   = average annual total return (after taxes on distributions)
               n   = number of years
              ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10 year period at the end of the 1-, 5- or 10 year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.

The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

The yield of the Fund is computed by dividing the net investment income per share earned during the period stated in the advertisement by the maximum offering price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes, among expenses of the Fund, all recurring fees that are charged to all shareholder accounts and any nonrecurring charges for the period stated. In particular, yield is determined according to the following formula:

                           Yield =2[(A - B/CD + 1)6-1]

Where: A equals dividends and interest earned during the period; B equals expenses accrued for the period (net of reimbursements); C equals average daily number of shares outstanding during the period that were entitled to receive dividends; D equals the maximum offering price per share on the last day of the period.

In sales literature, the Fund's performance may be compared with that of market indices and other mutual Fund. In addition to the above computations, the Fund might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

                          ADDITIONAL INFORMATION ABOUT
                         PURCHASING AND REDEEMING SHARES

Purchases and  redemptions  of the Fund's shares will be made at net asset value
(NAV). The Fund's NAV is determined on days on which the New York Stock Exchange
(NYSE) is open for trading. For purposes of computing the NAV of a share of the Fund, securities traded on a national security exchange are valued at the closing sales price of its primary exchange. Securities which are quoted by the NASDAQ National Market are valued at the NASDAQ Official Closing Price. Securities lacking a closing price or NASDAQ Official Closing Price are valued at their last bid price. Securities for which quotations are not available (and any other assets) are valued at a fair market value as determined in good faith by the Advisor, subject to the review and supervision of the Board. The price per share for a purchase order or redemption request is the NAV next determined after receipt of the order.

The Fund is open for business on each day that the NYSE is open. The Fund's share price or NAV is normally determined as of 4:00 p.m., Eastern Time. The Fund's share price is calculated by subtracting its liabilities from the closing fair market value of its total assets and then dividing the result by the total number of shares outstanding on that day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received.

                           ADDITIONAL TAX INFORMATION

The Fund intends to qualify as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a RIC, the Fund must, among other qualifications, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities.

If the Fund qualifies as a RIC and distributes at least 90% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

The Fund intends to distribute to shareholders, at least annually, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

If shares are purchased shortly before a record date for a distribution, the shareholder will, in effect, receive a return of a portion of his investment, but the distribution will be taxable to him even if the net asset value of the shares is reduced below the shareholder's cost. However, for federal income tax purposes the original cost would continue as the tax basis.

If a shareholder fails to furnish his social security or other tax identification number or to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 28% (backup withholding) from dividend, capital gain and redemption payments to him. Dividend and capital gain payments may also be subject to backup withholding if the shareholder fails to certify properly that he is not subject to backup withholding due to the under-reporting of certain income.

Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November, and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

A portion of the Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because the Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.

A portion of the Fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Short-term capital gains are distributed as dividend income. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

                                INFORMATION ABOUT
                             PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Fund are made by the Advisor. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Advisor to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Advisor's evaluation of the broker-dealer's efficiency in executing and clearing transactions, the rate of commission or the size of the broker-dealer's spread, the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer, and the research and other services provided by the broker-dealer.

The Advisor may purchase or sell portfolio securities on behalf of the Fund in agency or principal transactions. In agency transactions, the Fund generally pays brokerage commissions. In principal transactions, the Fund generally does not pay commissions. However, the price paid for the security may include an undisclosed commission or mark-up or selling concessions. The Advisor normally purchases fixed-income securities on a net basis from primary market makers acting as principals for the securities. The Advisor may purchase certain money market instruments directly from an issuer without paying commissions or discounts. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Advisor may feel that better prices are available from non-principal market makers who are paid commissions directly.

The Advisor may combine transaction orders placed on behalf of the Fund with orders placed on behalf of another advisory client, including a partnership or private account where principals and employees of the Advisor have an interest, for the purpose of obtaining a more favorable transaction price. If an aggregated trade is not completely filled, then the Advisor allocates the trade among the Fund and its other advisory clients, as applicable, on a pro rata basis or such other allocation method that, in the opinion of the Advisor, will result in fairness to all participants. Exemptions to trade allocation policies are permitted on a case-by-case basis when judged by the Advisor to be fair and reasonable to the Fund and any other accounts involved. Since the Fund's objectives will differ at times from those of other advisory clients, the Fund may not participate in certain aggregated trades or may purchase or sell securities not owned by other advisory clients.

          PERSONAL TRADING BY THE PORTFOLIO MANAGERS AND OTHER INSIDERS

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Trust and the Advisor have adopted Codes of Ethics restricting personal securities trading by certain persons who are affiliated with the Trust and/or the Advisor. These Codes are on public file and are available from the Securities and Exchange Commission. While the Codes permit personal transactions by these persons in securities held or to be acquired by the Fund, under certain circumstances, the Codes prohibit and are designed to prevent fraudulent activity in connection with such personal transactions.

                              INFORMATION ABOUT THE
                                TRUST'S CUSTODIAN

U.S. Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202 (the Custodian) serves as custodian of the cash and securities of the Fund. The Custodian holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Trust. The Custodian does not exercise any supervisory function over management of the Fund, the purchase and sale of securities, or the payment of distributions to shareholders.

                              INFORMATION ABOUT THE
                             TRUST'S TRANSFER AGENT

Ultimus Fund Services, LLC, 135 Merchant Street, Suite 230, Cincinnati, OH 45246, serves as the Trust's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent, subject to the supervision of the Board of Trustees, provides transfer agency services pursuant to an agreement with the Trust. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. For its services to the Trust, the Trust pays the Transfer Agent an annual fee, paid monthly, based on the aggregate average net assets of the Fund, as determined by valuations made as of the close of each business day of the month.

                              INFORMATION ABOUT THE
                              TRUST'S ADMINISTRATOR

The Transfer Agent also performs certain administrative tasks administrator for the Fund pursuant to a written agreement with the Trust. The Transfer Agent also supervises all aspects of the operations of the Fund except those reserved by the Fund' investment Advisor under its advisory agreement with the Trust. The Transfer Agent is responsible for:

     1)   calculating the Fund's net asset value;
     2) preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Trust Act of 1940;
     3) preparing financial statements contained in reports to stockholders of the Fund;
     4)   preparing  reports  and  filings  with  the  Securities  and  Exchange
          Commission;
     5) preparing filings with state Blue Sky authorities; and (g) maintaining the Fund's financial accounts and records.

For the services to be rendered as administrator, the Trust pays the Transfer Agent an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month. (Don't we need to state our fee.)

                              INFORMATION ABOUT THE
                          TRUST'S PRINCIPAL UNDERWRITER

Ultimus Fund Distributor, LLC, 135 Merchant Street, Suite 230, Cincinnati, OH 45246, acts as the principal underwriter of the Fund' shares pursuant to a written agreement with the Trust ("Distribution Agreement"). The Underwriter is a wholly-owned subsidiary company of the Transfer Agent.

The Distribution Agreement may be terminated by either party upon 60 days' prior written notice to the other party. Pursuant to the Distribution Agreement, the Underwriter facilitates the registration of the Fund's shares under state securities laws and assists in the sale of shares. Its services are provided as part of the overall package of services provided by the Transfer Agent.

The Underwriter offers shares of the Fund only upon orders received therefor. The Trust continuously offers shares of the Fund.

                              INFORMATION ABOUT THE
                         TRUST'S INDEPENDENT ACCOUNTANTS

Cohen McCurdy, Ltd., 27955 Clemens Road, Westlake, OH 44145, has been chosen to serve as the Trust's independent auditors for its first fiscal year and to perform an audit of the Trust's initial financial statements and seed capital investments.

                              INFORMATION ABOUT THE
                              TRUST'S LEGAL COUNSEL

David Jones & Assoc., P.C., 395 Sawdust Road, # 2148, The Woodlands, TX 77380, has passed on certain matters relating to the Trust and serves as legal counsel to the Trust.

                               GENERAL INFORMATION

The Trust is an unincorporated business trust organized under Delaware law on December 29, 2003 and operates as an open-end management investment company. The Trust's Agreement and Declaration of Trust authorizes the Board of Trustees to divide Trust shares into various series ("Fund"), each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Declaration of Trust currently provides for the issuance of an unlimited number of series and classes of shares. The Trust does not issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund. Shareholders of the Fund are entitled to participate equally in the net distributable assets of the particular Fund involved on liquidation, based on the number of shares of the Fund that are held by each shareholder. If there are any assets, income, earnings, proceeds, Fund or payments, that are not readily identifiable as belonging to any particular Fund, the Trustees shall allocate them among any one or more of the Fund as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the Funds of the Trust will vote together and not separately on a Fund-by- Fund or class-by-class basis, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular Fund or class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of the Fund or class affected by the matter. The Fund or class is affected by a matter unless it is clear that the interests of the Fund or class in the matter are substantially identical or that the matter does not affect any interest of the Fund or class. Under Rule 18f-2, the approval of an investment advisory agreement, a Rule 12b-1 plan, or any change in the fundamental investment policy of the Fund would be effectively acted upon with respect to the Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular Fund or class.

When issued for payment as described in the Prospectus and this Additional Statement, shares of the Fund will be fully paid and non-assessable.

The Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

OTHER EXPENSES. The Fund is responsible for the payment of its expenses. These include, for example, the fees payable to the Advisor, or expenses otherwise incurred in connection with the management of the investment of the Fund' assets, the fees and expenses of the Custodian, the fees and expenses of the Administrator, the fees and expenses of Trustees, outside auditing and legal expenses, all taxes and corporate fees payable by the Fund, Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, costs of shareholder reports and shareholder meetings, and any extraordinary expenses. The Fund also pays for brokerage commissions and transfer taxes (if any) in connection with the purchase and sale of portfolio securities. Expenses attributable to a particular series of the Trust will be charged to that series, and expenses not readily identifiable as belonging to a particular series will be allocated by or under procedures approved by the Board of Trustees among one or more series in such a manner as it deems fair and equitable.

SHAREHOLDER MEETINGS. The Trust does not intend to hold annual shareholder meetings; it may, however, hold special shareholder meetings for purposes such as changing fundamental policies or electing Trustees. The Board of Trustees shall promptly call a meeting for the purpose of electing or removing Trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares of the Trust. The term of office of each Trustee is of unlimited duration. The holders of a majority of the outstanding shares of the Trust may remove a Trustee from that position either by declaration in writing filed with the Administrator or by votes cast in person or by proxy at a meeting called for that purpose.

VOTING.  Shareholders  of the Trust will vote in the aggregate and not by series
(Fund) or class, except as otherwise required by the 1940 Act or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular Fund or class. Matters affecting an individual Fund include, but are not limited to, the investment objectives, policies and restrictions of that series. Shares have no subscription, preemptive or conversion rights. Share certificates will not be issued. Each share is entitled to one vote (and fractional shares are entitled to proportionate fractional votes) on all matters submitted for a vote, and shares have equal voting rights except that only shares of a particular series are entitled to vote on matters affecting only that series. Shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the aggregate number of shares of all series of the Trust may elect all the Trustees.

SHAREHOLDER LIABILITY. Under Delaware law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust, therefore, contains provisions which are intended to mitigate such liability by expressly exempting shareholders from such liability and by providing indemnification to the full extent allowed under Delaware law. Further, contracts between the Trust and vendors to the Trust contain provisions limiting or exempting shareholders from direct liability. Accordingly, it is highly unlikely that a shareholder would incur such liability, or that such liability could exceed the shareholder's investment in the Fund.

REPORTING TO SHAREHOLDERS. The Trust will send to its shareholders annual and semi-annual reports; the financial statements appearing in annual reports for the Fund will be audited by independent accountants. In addition, the Trust will send to each shareholder having an account directly with the Trust a quarterly statement showing transactions in the account, the total number of shares owned and any dividends or distributions paid. Inquiries regarding any Fund may be directed in writing to the Trust at P.O. Box 46707, Cincinnati, OH 45246-0707,or calling toll free at 1-866-896-9292.

CODES OF ETHICS. The Board of Trustees of the Trust has approved Codes of Ethics (the Codes) for the Trust, the Advisor and the Underwriter. The Codes govern the personal activities of persons who may have knowledge of the investment activities of the Fund, requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Fund. The Board is responsible for overseeing the implementation of the Trust's Code. Copies of each Code have been filed with the Securities and Exchange Commission, which may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The Codes are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of the Codes can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC's Public Reference Section, Washington, DC 20549-0102. A copy will also be sent to you, free of charge, at your request by writing to the Trust at P.O. Box 46707, Cincinnati, OH 45246-0707,or calling toll free at 1-866-896-9292.

PRIVACY POLICY. The Board of Trustees of the Trust has approved a privacy policy governing the types of information that may be disclosed about your account and the parties to whom, and the conditions under which, such disclosures may be made. Protecting your personal information is a priority for the Trust and the Trust's privacy policy has been designed to support this objective. The Fund may collect non-public personal information from you in the following ways:

     o From information provided by you on applications or other forms submitted to the Fund or to the Transfer Agent; and
     o    From information arising from your investment in the Fund(s).

The Trust utilizes electronic, procedural, and physical controls in keeping with industry standards and procedures. For example, the Fund authorizes access to your personal and account information on a "needs information only" basis to personnel utilizing this information to provide products or services to you.

The Trust does not disclose any non-public personal information about you, except as permitted or required by law. For example, the Trust has entered into arrangements with the Advisor to provide investment advisory, administrative, and other services, and the Fund may disclose information about you or information that you have provided to the Fund to the Advisor in connection with the Advisor's responsibilities to the Fund.

PROXY VOTING PROCEDURES. The Board of Trustees of the Trust has approved proxy voting procedures for the Trust. These procedures set forth guidelines and procedures for the voting of proxies relating o securities held by the Fund. Records of the Fund proxy voting records are maintained and are available for inspection. The Board is responsible for overseeing the implementation of the procedures. Copies of the proxy voting procedures have been filed with the Securities and Exchange Commission, which may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The procedures are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of the procedures can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC's Public Reference Section, Washington, DC 20549-0102. A copy will also be sent to you, free of charge, at your request by writing to the Trust at P.O. Box 46707, Cincinnati, OH 45246-0707, or calling toll free at 1-866-896-9292. A summary of the Trust's Proxy Voting Procedures is also attached to this SAI as Appendix 1.

                              FINANCIAL STATEMENTS

To The Shareholders and Trustees
Veracity Funds:

We have audited the accompanying statement of assets and liabilities of Veracity Funds (the "Trust"), (comprised of the Veracity Small Cap Value Fund) as of March 23, 2004. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. Our procedures included confirmation of cash held by the custodian as of March 23, 2004, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the respective portfolio constituting the Veracity Funds as of March 23, 2004, in conformity with accounting principles generally accepted in the United States of America.

Cohen McCurdy, Ltd.
Westlake, Ohio
March 23, 2004

                                 VERACITY FUNDS
                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 23, 2004



                                                       Veracity Small
                                                       Cap Value Fund

ASSETS:
 Cash in Bank                                             $100,000
                                                          --------
    Total Assets                                          $100,000
                                                          --------


LIABILITIES:                                              $      0
                                                          --------
    Total Liabilities                                     $      0
                                                          --------

NET ASSETS                                                $100,000
                                                          --------

NET ASSETS CONSIST OF:
  Capital Stock                                           $100,000


OUTSTANDING SHARES                                           5,000


NET ASSET VALUE PER SHARE                                      $20


OFFERING PRICE PER SHARE                                       $20













                           The accompanying notes are
                  an integral part of this financial statement

                                 VERACITY FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                 March 23, 2004


1.   ORGANIZATION
     The Veracity Small Cap Value Fund (the "Fund") was organized as a diversified series of Veracity Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated December 29, 2003. The Trust
     Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is the only Fund Series currently authorized by the Trustees.

     The primary investment objective of the Veracity Small Cap Value Fund is to achieve long term capital growth.

     The Fund uses an independent custodian and transfer agent. No transactions other than those relating to organizational matters and the sale of 5,000 shares of the Fund have taken place to date.

2.   RELATED PARTY TRANSACTIONS
     As of March 23, 2004, all of the outstanding shares of the Fund were owned by Matthew Bevin (50%) and Adam Friedman (50%). A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940
     Act) of the Fund.

     Integrity Asset Management, LLC (the "Advisor") serves as the investment advisor to the Fund. Under the terms of the Investment Management Agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its services to the Fund, the Advisor receives a fee from the Fund at an annual equivalent of 1.00%, calculated daily and paid monthly, based on the average daily net assets of the Fund. Under the terms of the Agreement, the Advisor is obligated to waive receipt of its fees and/or reimburse expenses (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes and extraordinary expenses) of the Fund to the extent necessary to maintain the Fund's overall total annual expense ratio at not greater than 1.50%. This contractual obligation expires after the Fund's first fiscal year of operations, but may be renewed for additional time periods by mutual agreement.

     The Advisor has concurrently entered into a agreement with the Fund to recover expenses waived and/or reimbursed on behalf of the fund, but only for a period of three years after the expense is waived and/or reimbursed, and only if such recovery will not cause the Fund's expense ratio to exceed 1.50% annually.

     Certain trustees and officers of the Veracity Funds are also directors and officers of Integrity Asset Management, LLC.

3.   DISTRIBUTION PLAN
     The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Fund is authorized to pay to the Advisor, a distribution fee at an annual rate of up to 0.25% of the average daily net assets of the Fund for expenditures by the Advisor, at its discretion, in connection with the promotion and distribution of Fund shares. Payment of these fees shall be made monthly following the close of the month.

                                 VERACITY FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONT'D)
                                 March 23, 2004


4.   CAPITAL STOCK AND DISTRIBUTION
     At March 23, 2004 paid in capital amounted to $100,000 for the Fund. Transactions in capital stock were as follows:

                                                  Veracity Small
                                                  Cap Value Fund
                                                  --------------

                      Shares Sold                      5,000

                      Shares Redeemed                      0
                                                       -----

                      Net Increase                     5,000
                                                       -----

                      Shares Outstanding               5,000
                                                       -----

5.   OTHER
     Expenses incurred in connection with the organization of the Fund and initial offering of shares will be absorbed by Integrity Asset Management, LLC. The expense recapture agreement provides for recovery of those expenses by the Advisor for a period of not greater than one year after the Trust commences investment operations, but only if such recovery would not cause the Fund's total annual expense ratio to exceed 1.50%.

6.   FEDERAL INCOME TAXES
     The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required.

                                   APPENDIX 1
                                   ----------


                         PROXY VOTING GUIDELINES SUMMARY

The Fund has selected Institutional Shareholder Services ("ISS") to provide guidance in voting its proxies. ISS is a leading provider in proxy voting and corporate governance services. Below is a concise summary of the proxy voting policy guidelines applicable to the Fund:

1.   AUDITORS

Vote CASE-BY-CASE on shareholder proposals on auditor rotation, taking into account these factors:
o    Tenure  of the  audit  firm
o Establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price
o    Length of the rotation period advocated in the proposal
o    Significant audit-related issues

2.       BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS
Generally, vote CASE-BY-CASE.  But WITHHOLD votes from:
o Insiders and affiliated outsiders on boards that are not at least majority independent
o    Directors who sit on more than six boards
o Compensation Committee members if there is a disconnect between the CEO's pay and performance

Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Vote FOR shareholder proposals asking that the chairman and CEO positions be separated (independent chairman), unless the company has a strong countervailing governance structure, including a lead director, two-thirds independent board, all independent key committees, and established governance guidelines.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

OPEN ACCESS (SHAREHOLDER RESOLUTION)

Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent's rationale.

3.   SHAREHOLDER RIGHTS

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent. Vote FOR proposals to allow or make easier shareholder action by written consent.

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.



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Vote FOR proposals that remove  restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election. In proxy contests, support confidential voting proposals only if dissidents agree to the same policy that applies to management.

4.   PROXY CONTESTS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5.   POISON PILLS

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6.   MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.   REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.   CAPITAL STRUCTURE

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.




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DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote FOR proposals to create a new class of nonvoting or subvoting common stock if: o It is intended for financing purposes with minimal or no dilution to current shareholders o It is not designed to preserve the voting power of an insider or significant shareholder

9.   EXECUTIVE AND DIRECTOR COMPENSATION

ISS applies a quantitative methodology, but for Russell 3000 companies will also apply a pay-for-performance overlay in assessing equity-based compensation plans.

Vote AGAINST a plan if the cost exceeds the allowable cap.
Vote FOR a plan if the cost is reasonable (below the cap) unless either of the following conditions apply:
o The plan expressly permits repricing without shareholder approval for listed companies; or
o There is a disconnect between the CEO's pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
o    Historic trading patterns
o    Rationale for the repricing
o    Value-for-value exchange
o    Option vesting
o    Term of the option
o    Exercise price
o    Participation

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:
o    Purchase price is at least 85 percent of fair market value
o    Offering period is 27 months or less, and
o Potential voting power dilution (VPD) is 10 percent or less. Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION

Generally vote CASE-BY-CASE, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook. But generally vote FOR shareholder proposals that:
o Advocate performance-based equity awards (indexed options, premium-priced options, performance-vested awards), unless the proposal is overly restrictive or the company already substantially uses such awards
o Call for a shareholder vote on extraordinary benefits contained in Supplemental Executive Retirement Plans (SERPs).



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10.  SOCIAL AND ENVIRONMENTAL ISSUES

THESE ISSUES COVER A WIDE RANGE OF TOPICS, INCLUDING CONSUMER AND PUBLIC SAFETY, ENVIRONMENT AND ENERGY, GENERAL CORPORATE ISSUES, LABOR STANDARDS AND HUMAN RIGHTS, MILITARY BUSINESS, AND WORKPLACE DIVERSITY.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

Vote:
o    FOR  proposals  for the company to amend its Equal  Employment  Opportunity
     (EEO) Statement to include reference to sexual orientation, unless the change would result in excessive costs for the company.
o AGAINST resolutions asking for the adopting of voluntary labeling of ingredients or asking for companies to label until a phase out of such ingredients has been completed.




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